Net Income (Loss) Per Share	3 Months Ended
Mar. 31, 2025
Net Income (Loss) Per Share [Abstract]
NET INCOME (LOSS) PER SHARE

NOTE 15. NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of the numerator and denominator for the net income (loss) per share attributable to holders of common stock for the three months ended March 31, 2025 and 2024 (in thousands, except per share data):

	For the Three Months Ended March 31,
	2025	2024
Numerator:
Net income (loss) attributable to common stockholders	$51,832	$(4,472)
Declared dividends	(3,083)	(1,792)
Undeclared cumulative dividends	(372)	—
Accretion of temporary equity to redemption value	(107)	—
Undistributed net income (loss) attributable to common stockholders	$48,270	$(6,264)
Denominator:
Basic:
Weighted average shares outstanding – basic	64,463	59,425
Diluted:
Weighted average shares outstanding – basic	64,463	59,425
Effect of potentially dilutive securities
Preferred shares[1]	13,774	—
Incentive units outstanding prior to conversion to Common Stock at Merger[2]	3,642	—
Warrants outstanding prior to conversion to Common Stock at Merger[2]	1,200	—
Weighted average shares outstanding – diluted	83,079	59,425
Net income (loss) per share attributable to common stockholders
Basic	$0.75	$(0.11)
Diluted	$0.58	$(0.11)

1        If converted method

[2] Treasury stock method

As of March 31, 2025, the Company has warrants to acquire approximately 23.78 million shares of Common Stock that are excluded from the computation of diluted net income per share as their effect would be anti-dilutive. Additionally, the Company has 10.1 million potentially dilutive contingently issuable earn-out shares that are excluded from the computation of diluted net income because the necessary conditions have not been satisfied as of March 31, 2025. As of March 31, 2024, potentially dilutive incentive units of approximately 8.00 million and warrants to purchase approximately 1.70 million Class B units were excluded from the computation of the diluted net loss per share as their effect would have been anti-dilutive due to the Company’s net loss during the period.